Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 466,827	$ 559,387
Gross Unrealized Gains	80	0
Gross Unrealized Losses	1,354	2
Fair Value	465,553	559,385
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	191,445	754
Gross Unrealized Gains	76	0
Gross Unrealized Losses	1,084	2
Fair Value	190,437	752
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	209,026	558,633
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	209,026	$ 558,633
U.S. Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	54,987
Gross Unrealized Gains	4
Gross Unrealized Losses	239
Fair Value	54,752
Asset Backed Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,890
Gross Unrealized Losses	5
Fair Value	3,885
Supranational and Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,479
Gross Unrealized Losses	26
Fair Value	$ 7,453